Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	FPA FUNDS TRUST
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2023
Document Effective Date	Sep. 30, 2023
Prospectus Date	Sep. 30, 2023
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	QRSVX
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus:
Trading Symbol	QRSAX
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QRSIX
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus:
Trading Symbol	QRVLX